Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Accounts receivable, net
Accounts receivable, net

Note 3 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Accounts receivable – third parties	7,146,902	8,337,549	1,228,803
Less: allowance for credit losses	(887,898)	(2,318,007)	(341,632)
Accounts receivable, net	6,259,004	6,019,542	887,171

The following table presents the movements in the allowance for credit losses on accounts receivable for each of the two periods ended June 30, 2026:

	As o	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Allowance for credit losses at beginning of the period	102,200	887,898	130,860
Additions charged to expense	785,698	1,430,109	210,772
Allowance for credit losses at end of the period	887,898	2,318,007	341,632

Expected credit losses for the six months ended June 30, 2025 and 2026 amounted to RMB1,550,481 and RMB1,430,109 (US$210,772), respectively.

As of December 31, 2025 and June 30, 2026, the aging of accounts receivable based on the services provided were as follows:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Within 90 days	4,016,277	2,589,833	381,694
90 – 180 days	1,209,825	2,688,785	396,279
180 days – 1 year	1,920,800	1,745,225	257,214
Over 1 year	—	1,313,706	193,616
Accounts receivable	7,146,902	8,337,549	1,228,803